EMPLOYEE SHARE OPTION PLAN	6 Months Ended
Jun. 30, 2013
Employee Share Option Plan [Abstract]
Employee Share Option Plan
NOTE 3 - EMPLOYEE SHARE OPTION PLAN

The Company grants two types of awards, (a) non-performance options, which are options with a vesting period, but no additional performance criteria is necessary to vest, and (b) performance goals options, which are contingent upon meeting specified performance goals.

Non performance options:

During the three month period ended June 30, 2013 no options were granted.

Performance based options:

During the three month period ended June 30, 2013 no performance based options were granted.

During the three month periods ended June 30, 2013 none of the performance goals were achieved.